Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Balance at the beginning	$ 12,977
Impairment loss		$ 547
Balance at the end	8,476	12,977
Cost
Intangible assets and goodwill
Balance at the beginning	18,432	1,161
Additions	16	64
Acquisitions through business combinations		17,664
Disposals through the sale	(6)	(475)
Effect of foreign exchange rates.	(1)	18
Balance at the end	18,441	18,432
Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(5,455)	(895)
Amortisation for the year	(4,515)	(4,394)
Impairment loss		547
Disposals through the sale		365
Effect of foreign exchange rates.	(5)	(16)
Balance at the end	(9,965)	(5,455)
Computer software
Intangible assets and goodwill
Balance at the beginning	33
Balance at the end	23	33
Computer software | Cost
Intangible assets and goodwill
Balance at the beginning	795	775
Additions	14	17
Acquisitions through business combinations		26
Disposals through the sale	(5)	(26)
Effect of foreign exchange rates.	(3)	3
Balance at the end	801	795
Computer software | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(762)	(750)
Amortisation for the year	(21)	(22)
Disposals through the sale		10
Effect of foreign exchange rates.	(5)
Balance at the end	(778)	(762)
Licenses and IP rights
Intangible assets and goodwill
Balance at the beginning	12,944
Balance at the end	8,453	12,944
Licenses and IP rights | Cost
Intangible assets and goodwill
Balance at the beginning	17,637	386
Additions	2	47
Acquisitions through business combinations		17,638
Disposals through the sale	(1)	(449)
Effect of foreign exchange rates.	2	15
Balance at the end	17,640	17,637
Licenses and IP rights | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(4,693)	(145)
Amortisation for the year	(4,494)	(4,372)
Impairment loss		547
Disposals through the sale		355
Effect of foreign exchange rates.		(16)
Balance at the end	$ (9,187)	$ (4,693)